Note 19 - Trade receivables, net - Summary of the Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	$ 373,516	$ 288,388
Not guaranteed	1,606,911	1,667,244
Guaranteed and not guaranteed	$ 1,980,427	$ 1,955,632
Expected loss rate	0.02%	0.03%
Allowance for doubtful accounts	$ (531)	$ (525)
Nominative allowance for doubtful accounts	(59,056)	(47,600)
Net Value	1,920,840	1,907,507
Current trade receivables, not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	344,711	254,777
Not guaranteed	1,316,554	1,305,338
Guaranteed and not guaranteed	$ 1,661,265	$ 1,560,115
Expected loss rate	0.01%	0.01%
Allowance for doubtful accounts	$ (147)	$ (147)
Nominative allowance for doubtful accounts
Net Value	1,661,118	1,559,968
Current trade receivables, past due, less than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	28,620	33,341
Not guaranteed	207,080	298,988
Guaranteed and not guaranteed	$ 235,700	$ 332,329
Expected loss rate	0.04%	0.09%
Allowance for doubtful accounts	$ (110)	$ (323)
Nominative allowance for doubtful accounts	(259)	(303)
Net Value	235,331	331,703
Current trade receivables, past due, greater than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	185	270
Not guaranteed	83,277	62,918
Guaranteed and not guaranteed	$ 83,462	$ 63,188
Expected loss rate	0.35%	0.33%
Allowance for doubtful accounts	$ (274)	$ (55)
Nominative allowance for doubtful accounts	(58,797)	(47,297)
Net Value	$ 24,391	$ 15,836